Consolidated Statements of Changes in Stockholders' Equity - JPY (¥) ¥ in Millions	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Treasury stock, at cost	Sony Group Corporation's stockholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2020	¥ 5,994,476	¥ 880,214	¥ 1,297,554	¥ 1,949,697	¥ 979,476	¥ (232,503)	¥ 4,874,438	¥ 1,120,038
Comprehensive income:
Net income	1,043,896			1,029,610			1,029,610	14,286
Other comprehensive income, net of tax	63,883				89,018		89,018	(25,135)
Total comprehensive income	1,107,779			1,029,610	89,018		1,118,628	(10,849)
Transfer to retained earnings				5,472	(5,472)
Transactions with stockholders and other:
Exercise of stock acquisition rights	16,985		(354)	(735)		18,074	16,985
Conversion of convertible bonds	77,533		(3,671)	(8,198)		89,402	77,533
Stock-based compensation	1,577		1,577				1,577
Dividends declared	(74,339)			(61,343)			(61,343)	(12,996)
Purchase of treasury stock	(366)					(366)	(366)
Reissuance of treasury stock	1,519		354			1,165	1,519
Transactions with noncontrolling interests shareholders and other	(400,825)		194,137		457,235		651,372	(1,052,197)
Ending Balance at Mar. 31, 2021	6,724,339	880,214	1,489,597	2,914,503	1,520,257	(124,228)	6,680,343	43,996
Comprehensive income:
Net income	888,406			882,178			882,178	6,228
Other comprehensive income, net of tax	(256,002)				(258,500)		(258,500)	2,498
Total comprehensive income	632,404			882,178	(258,500)		623,678	8,726
Transfer to retained earnings				39,425	(39,425)
Transactions with stockholders and other:
Issuance of new shares	302	151	151				302
Exercise of stock acquisition rights	13,332		547			12,785	13,332
Conversion of convertible bonds	14,515		(2,805)	(958)		18,278	14,515
Stock-based compensation	6,643		6,643				6,643
Dividends declared	(79,340)			(74,385)			(74,385)	(4,955)
Purchase of treasury stock	(88,624)					(88,624)	(88,624)
Reissuance of treasury stock	3,291		1,544			1,747	3,291
Transactions with noncontrolling interests shareholders and other	(29,613)		(34,624)				(34,624)	5,011
Ending Balance at Mar. 31, 2022	7,197,249	880,365	1,461,053	3,760,763	1,222,332	(180,042)	7,144,471	52,778
Comprehensive income:
Net income	943,622			937,126			937,126	6,496
Other comprehensive income, net of tax	(706,582)				(709,332)		(709,332)	2,750
Total comprehensive income	237,040			937,126	(709,332)		227,794	9,246
Transfer to retained earnings				18,593	(18,593)
Transactions with stockholders and other:
Exercise of stock acquisition rights	8,998		(14)	(1,352)		10,364	8,998
Conversion of convertible bonds	26,547		(2,588)	(13,858)		42,993	26,547
Stock-based compensation	11,064		11,064				11,064
Dividends declared	(92,615)			(86,635)			(86,635)	(5,980)
Purchase of treasury stock	(99,248)					(99,248)	(99,248)
Reissuance of treasury stock	3,668		1,242			2,426	3,668
Transactions with noncontrolling interests shareholders and other	(4,381)		(6,950)				(6,950)	2,569
Ending Balance at Mar. 31, 2023	¥ 7,288,322	¥ 880,365	¥ 1,463,807	¥ 4,614,637	¥ 494,407	¥ (223,507)	¥ 7,229,709	¥ 58,613